Income Taxes - Schedule of Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal	$ 0	$ 0	$ 0
State	11	18	21
Foreign	56	183	54
Total income tax expense	$ 67	$ 201	$ 75